RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
CONTROLLING SHAREHOLDER
Voting control of Rogers Communications Inc. is held by the Rogers Control Trust (the Trust) for the benefit of successive generations of the Rogers family and, as a result, the Trust is able to elect all members of the Board and to control the vote on most matters submitted to shareholders, whether through a shareholder meeting or a written consent resolution. The beneficiaries of the Trust are a small group of individuals who are members of the Rogers family, several of whom are also directors of the Board. The trustee is the trust company subsidiary of a Canadian chartered bank.

We entered into certain transactions with private Rogers family holding companies controlled by the Trust. These transactions were recognized at the amount agreed to by the related parties and are subject to the terms and conditions of formal agreements approved by the Audit and Risk Committee. The totals received or paid were less than $1 million for each of 2022 and 2021.
TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL
Key management personnel include the directors and our most senior corporate officers, who are primarily responsible for planning, directing, and controlling our business activities.

Compensation
Compensation expense for key management personnel included in "employee salaries, benefits, and stock-based compensation" and "restructuring, acquisition and other" was as follows:

	Years ended December 31
(In millions of dollars)	2022	2021

Salaries and other short-term employee benefits	13	19
Post-employment benefits	11	4
Stock-based compensation [1]	23	21

Total compensation	47	44
[1]    Stock-based compensation does not include the effect of changes in fair value of Class B Non-Voting Shares or equity derivatives.

Transactions
We entered into business transactions with Transcontinental Inc., a company that provides us with printing and prepress services. Isabelle Marcoux, C.M., is chair of the board of Transcontinental Inc. and was a Director of RCI until June 2021; total amounts paid to this related party between January and June 2021 were $3 million. We have also entered into business transactions with companies controlled by our Directors Michael J. Cooper and John C. Kerr, which became related parties in October 2021. These companies include Dream Unlimited Corp. and Vancouver Professional Baseball LLP, respectively. Dream Unlimited Corp. is a real estate company that rents spaces in office and residential buildings. Vancouver Professional Baseball LLP controls the Vancouver Canadians, the Toronto Blue Jays' High-A affiliate minor league team. Total amounts paid to these related parties were nominal during the period from October 2021 to December 2021 and for the year ended December 31, 2022.

We recognize these transactions at the amount agreed to by the related parties, which are also reviewed by the Audit and Risk Committee. The amounts owing for these services were unsecured, interest-free, and due for payment in cash within one month of the date of the transaction.

SUBSIDIARIES, ASSOCIATES, AND JOINT ARRANGEMENTS
We have the following material operating subsidiaries as at December 31, 2022 and 2021:
•Rogers Communications Canada Inc.; and
•Rogers Media Inc.

We have 100% ownership interest in these subsidiaries. They are incorporated in Canada and have the same reporting period for annual financial statements reporting.

When necessary, adjustments are made to conform the accounting policies of the subsidiaries to those of RCI. There are no significant restrictions on the ability of subsidiaries, joint arrangements, and associates to transfer funds to us as cash dividends or to repay loans or advances, subject to the approval of other shareholders where applicable.

We carried out the following business transactions with our associates and joint arrangements, being primarily MLSE (broadcasting rights) and Glentel (Wireless distribution support). Transactions between us and our subsidiaries have been eliminated on consolidation and are not disclosed in this note.

	Years ended December 31
(In millions of dollars)	2022	2021

Revenue	74	31
Purchases	194	180

Outstanding balances at year-end are unsecured, interest-free, and settled in cash.

	As at December 31
(In millions of dollars)	2022	2021

Accounts receivable	87	112
Accounts payable and accrued liabilities	138	95